CONVERTIBLE DEBENTURE	12 Months Ended
Dec. 31, 2023
CONVERTIBLE DEBENTURE
CONVERTIBLE DEBENTURE

12.CONVERTIBLE DEBENTURE

On December 29, 2023, the Company entered into the Yorkville Securities Purchase Agreement pursuant to which the Company issued and sold to Yorkville the Convertible Debenture in the principal amount of USD50 million, which is convertible into the Company’s ordinary shares on the terms set forth therein, for a purchase price of USD48.75 million. Principal, interest and any other payments due under the Convertible Debenture will be paid in cash on July 1, 2024 (the “Maturity Date”), unless converted by Yorkville or redeemed by the Company. The Convertible Debenture bears interest at an annual rate of 4%, payable in cash at maturity. The Convertible Debenture provides that at any time on or after the Convertible Debenture is issued and remains outstanding, Yorkville is entitled to convert any portion of the outstanding and unpaid principal amount of the Convertible Debenture, together with any accrued but unpaid interest, into ordinary shares at a Conversion Price of USD10 per share (up to 5,100,000 ordinary shares issuable upon the conversion of the convertible debenture). The Conversion Price will be adjusted from time to time pursuant to the terms and conditions of the Convertible Debenture. If a portion of converted ordinary shares is reduced following requirement by SEC in registrable securities included in a registration statement, the corresponding Conversion Amount will be payable in cash.

The Company, at its option and in its sole discretion, has the right, but not the obligation, to redeem (each, an “Optional Redemption”) early a portion or all amounts outstanding under the Convertible Debenture, provided that the Company provide Yorkville with at least ten scheduled trading days’ prior written notice (each, a “Redemption Notice”) of our desire to exercise an Optional Redemption. Each Redemption Notice will be irrevocable and will specify the date for the Optional Redemption (each, a “Redemption Date”), the outstanding principal of the Convertible Debenture to be redeemed and the Redemption Amount (as defined below) applicable to such principal. With respect to any Redemption Notice, the “Redemption Amount” will be an amount equal to the outstanding principal actually being redeemed by the Company (after giving effect to any conversions with a Conversion Date prior to the relevant Redemption Date) on the relevant Redemption Date, plus the applicable Redemption Premium, plus all accrued and unpaid interest on the principal amount being redeemed by the Company to, but excluding, the relevant Redemption Date. “Redemption Premium” means 5% of the principal amount being redeemed pursuant to an Optional Redemption.

12.CONVERTIBLE DEBENTURE (continued)

Yorkville may declare the full unpaid principal amount of the Convertible Debenture, together with interest and other amounts owing in respect thereof, immediately due and payable in cash upon the occurrence of certain specified events of default and mandatory prepayment event. Upon the occurrence and during the continuance of certain specified additional interest event related to breach of Yorkville Registration Rights Agreement, interest will accrue on the outstanding principal balance of the Convertible

Debenture at a rate of 8% per annum. Without duplication of the specified additional interest event, upon the occurrence and during the continuance of any event of default, interest will accrue on the outstanding principal balance of the Convertible Debenture at a rate of 15% per annum.

Pursuant to the Registration Rights Agreement, the Company is required to file a registration statement registering the resale by Yorkville of any shares of the Company’s ordinary shares issuable upon conversion of the Convertible Debentures. On February 23, 2024, the Company and Yorkville signed an Amendment to extend the filing deadline of such registration statement to March 31, 2024.

The fair value as of December 29, 2023, was based on the cash proceeds at issuance in accordance with ASC 820.